CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Current assets:
Cash and cash equivalents	$ 1,479,969	$ 1,268,441
Short-term investments	676,072	445,046
Trade receivables	112,019	82,525
Tax receivables	1,509	707
Derivative assets	327,487	215,156
Prepaid expenses and other current assets	46,730	30,236
Total current assets	2,643,786	2,042,111
Non-current assets:
Property and equipment, net	97,648	81,459
Deferred tax assets	35,351	17,084
Goodwill	645,140	608,907
Intangible assets, net	129,690	150,975
Right-of-use assets, net	217,683
Other non-current assets	124,774	76,722
Total non-current assets	1,250,286	935,147
Total assets	3,894,072	2,977,258
Current liabilities:
Trade and other payables	202,570	159,487
Tax liabilities	19,583	11,703
Provisions	14,291	8,983
Deferred revenue	573,813	440,954
Lease obligations	34,743
Derivative liabilities	1,284,596	855,005
Current portion of exchangeable senior notes, net	889,183	853,576
Total current liabilities	3,018,779	2,329,708
Non-current liabilities:
Deferred tax liabilities	31,304	13,872
Provisions	9,493	6,082
Deferred revenue	27,192	27,866
Lease obligations	229,825
Other non-current liabilities	2,173	34,263
Total non-current liabilities	299,987	82,083
Total liabilities	3,318,766	2,411,791
Equity
Share capital	24,744	24,199
Share premium	459,892	458,166
Other capital reserves	1,130,918	816,660
Other components of equity	76,144	32,079
Accumulated deficit	(1,116,392)	(765,637)
Total equity	575,306	565,467
Total liabilities and equity	$ 3,894,072	$ 2,977,258